RESTRUCTURING CHARGES (Detail Textuals) $ in Millions		3 Months Ended			12 Months Ended			13 Months Ended	16 Months Ended	62 Months Ended	65 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 21, 2016 T	Dec. 12, 2014 T	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 09, 2010 T
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 92.8	$ 1.2		$ 2.7	$ 15.7	$ 5.5			$ 77.3	$ 129.5
Restructuring and Related Cost, Incurred Cost										37.3	23.8
Restructuring Reserve, Settled without Cash										32.5	84.6
Accrued Restructuring Costs	$ 20.5	20.5	12.9	$ 15.7	6.7	15.7	10.2	$ 6.7	$ 20.5	6.7	20.5			$ 13.9
Chlor Alkali Products and Vinyls Capacity Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Total Product Segment Production Capacity Decrease | T												433,000
Restructuring charges	92.2
Additional restructuring and related expected cost	45.0	45.0							45.0		45.0
Henderson Product Segment Production Capacity Decrease | T												153,000
Niagara Product Segment Production Capacity | T												300,000
Reduced Niagara Segment Production Capacity | T												240,000
Freeport Product Segment Production Capacity Decrease | T												220,000
Chlor Alkali Products Becancour
Restructuring Cost and Reserve [Line Items]
Tonnage reduction in chlor alkali manufacturing capacity (in tons) | T													185,000
Restructuring charges		0.3	1.2	$ 10.0	2.0			12.0	12.3
Additional restructuring and related expected cost	4.0	4.0			4.0			4.0	4.0	4.0	4.0
Chlor Alkali Products Mercury
Restructuring Cost and Reserve [Line Items]
Restructuring charges						3.8	3.7			40.6
Previous mercury cell capacity tonnage at Charleston, TN facility (in tons) | T																260,000
Membrane capacity tonnage capacity at Charleston, TN facility (in tons) | T																200,000
Winchester Segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0.3	$ 0.1		0.7	$ 1.9	$ 1.8			24.7	25.0
Additional restructuring and related expected cost	0.7	0.7			1.0			1.0	0.7	1.0	0.7
Estimated Project Cost For Plant Relocation	110.0	110.0			110.0			110.0	110.0	110.0	110.0
Estimated Capital Spending For Facility Relocation	$ 80.0	80.0			80.0			$ 80.0	$ 80.0	$ 80.0	$ 80.0
Government Grants for Facility Relocation Capital Spending															$ 31.0
Winchester Segment | Minimum
Restructuring Cost and Reserve [Line Items]
Forecast to reduce Winchester's annual operating costs		35.0			35.0
Winchester Segment | Maximum
Restructuring Cost and Reserve [Line Items]
Forecast to reduce Winchester's annual operating costs		$ 40.0			$ 40.0